Intangible Assets - Summary of Changes In Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Beginning of the year	₩ 234	₩ 392
Acquisitions	1,177	22
Amortization	(145)	(176)
Impairment	(230)	(5)
Translation differences		1
End of the year	1,036	234
Software
Disclosure Of Intangible Assets [Line Items]
Beginning of the year	115	233
Acquisitions	36	13
Amortization	(87)	(131)
End of the year	64	115
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Beginning of the year	89	109
Acquisitions	12	9
Amortization	(24)	(24)
Impairment		(5)
End of the year	77	89
License
Disclosure Of Intangible Assets [Line Items]
Acquisitions	1,104
Amortization	(31)
Impairment	(230)
End of the year	843
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Beginning of the year	30	50
Acquisitions	25
Amortization	(3)	(21)
Translation differences		1
End of the year	₩ 52	₩ 30